UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CEDAR RAPIDS
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: RANDY PETSCHE
Title: SR. VICE PRESIDENT
Phone: 319-896-7791
Signature, Place, and Date of Signing:

RANDY PETSCHE    CEDAR RAPIDS, IA    02/14/2004

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           8
Form 13F Information Table Value Total:           $ 1,353

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                   VALUE        SHARES/      SH/ PUT/
  NAME OF ISSUER                   OF CLASS        CUSIP    (X $1000)    PRN AMOUNT   PRN CALL
  SECURITY NAME                    SUBCLASS

  AMERICAN INTERNATIONAL GROUP     COMMON STOCK    026874107         255         3840 SH
  FINDEX.COM                       COMMON STOCK    33831D107           0        10500 SH
  GENERAL ELECTRIC CO.             COMMON STOCK    369604103         266         8582 SH
  JOHNSON & JOHNSON                COMMON STOCK    478160104         272         5270 SH
  MARINER                          COMMON STOCK    568459101           1        20000 SH
  MCLEODUSA INC                    COMMON STOCK    582266995          75        19600 SH
  PFIZER, INC                      COMMON STOCK    717081103         274         7765 SH
  WAL-MART                         COMMON STOCK    931142103         210         3950 SH

  NAME OF ISSUER                  INVSTMT OTHER         VOTING AUTHORITY
  SECURITY NAME                   DISCRTN MANAGERS      SOLE         SHARED       NONE

  AMERICAN INTERNATIONAL GROUP    SOLE                  3540
  AMERICAN INTERNATIONAL GROUP    SOLE                                            300
  FINDEX.COM                      SOLE                  10500
  GENERAL ELECTRIC CO.            SOLE                  7682
  GENERAL ELECTRIC CO.            SOLE                                            900
  JOHNSON & JOHNSON               SOLE                  4870
  JOHNSON & JOHNSON               SOLE                                            400
  MARINER                         SOLE                  20000
  MCLEODUSA INC                   SOLE                  19400
  MCLEODUSA INC                   SOLE                                            200
  PFIZER, INC                     SOLE                  7465
  PFIZER, INC                     SOLE                                            300
  WAL-MART                        SOLE                  3950